EMPLOYEE BENEFIT PLANS - Schedule of Net Periodic Benefit Cost (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 2,223	$ 2,312
Service cost	115	133
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	1,976	2,055	$ 2,354
Service cost	87	97	137
Expected return on assets	(2,916)	(2,798)	(2,979)
Amortization of prior service credit	58	(9)	(9)
Amortization of net actuarial loss	991	1,374	1,170
Net periodic benefit cost	196	719	673
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	247	257	261
Service cost	28	36	34
Expected return on assets	0	0	0
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost	$ 275	$ 293	$ 295